Subsequent events	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent events

4. Subsequent events considerations

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure.

13. Subsequent events

The Company has completed an evaluation of all subsequent events after the audited balance sheet date of March 31, 2016 through May 25, 2016, the date the Company’s Annual Report on Form 20-F was filed with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of March 31, 2016, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure within these consolidated financial statements.